LOANS, FINANCING AND DEBENTURES (Tables)	12 Months Ended
Dec. 31, 2024
LOANS, FINANCING AND DEBENTURES.
Schedule of current and non-current energy supplies

	Average annual
	rates (%) in
	2024	12/31/2024	12/31/2023
Loans and Financing
Amazonas Energia S.A.	13.77	4,592,148	4,593,471
Boa Vista SA	5.89	158,287	154,276
Others	10.89	195,722	188,094
(-) ECL	—	(4,772,272)	(4,757,692)
		173,885	178,149

Debentures
Transnorte Energia	2.15	464,714	450,000
		464,714	450,000

Principal		460,718	286,411
Charges		14,741	81,330
Current		475,459	367,741

Non-current		163,140	260,409

		638,599	628,150

Schedule of movement of loans receivable

	2024	2023
Opening balance as of January 1	628,150	1,021,645
Effect on cash flow:
Purchase Debentures	—	450,000
Receiving of principal	(12,675)	(982,425)
Interest received	(57,665)	(86,013)
Non-cash effect:
Recognition/derecognition of RGR	(14,566)	(21,618)
Loss from write-off of Itaipu receivables	(9,964)	—
Interest and charges incurred	—	13,710
Exchange rate changes	94,042	205,527
Monetary variations incurred	11,277	(1,428)
Effects of Deconsolidation - Eletronuclear	—	28,751
Final balance on December 31	638,599	628,150